Common Stock and Stock Option Plans - Summary of Company's Stock Option Activity, and Related Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [Abstract]
Number of options, Outstanding-beginning of year | shares	510,837	10,043,037	10,696,143
Number of options, Granted | shares	573,477	6,658,848	1,769,890
Number of options, Adjustments followings the reverse split | shares		(16,004,834)
Number of options, Adjustments followings the capital increase | shares		1,976,021
Number of options, Exercised | shares	0	0	0
Number of options, Forfeited | shares	(86,454)	(2,162,235)	(2,422,996)
Number of options, Outstanding-end of year | shares	424,383	510,837	10,043,037
Number of options, Exercisable-end of year | shares	205,418	209,618	6,018,303
Weighted average exercise price of options, Outstanding-beginning of year | €	€ 235.86	€ 16.14	€ 19.31
Weighted average exercise price of options, Granted | €		0.68	6.01
Weighted average exercise price of options, Adjustments followings the reverse split | €		235.79
Weighted average exercise price of options, Adjustments followings the capital increase | €		13.48
Weighted average exercise price of options, Exercised | €	0	0	0
Weighted average exercise price of options, Forfeited | €	216.91	274.26	22.75
Weighted average exercise price of options, Outstanding-end of year | €	239.72	235.86	16.14
Weighted average exercise price of options, Exercisable-end of year | €	€ 443.16	€ 450.25	€ 20.11